FINANCIAL INSTRUMENTS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Cash	$ 37,279	$ 27,317
Impact On Net Earning (loss)	$ (34,842)	(43,323)
Interest Rate Risk [Member]
Statement [Line Items]
Asset, liability and foreign currency Exposure, Description	A 10% change in the interest rate would not result in a material impact on the Company’s operations
Liquidity Risk [Member]
Statement [Line Items]
Cash	$ 37,279
Working capital surplus	40,615
Foreign Currency Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	103	144
Derivative liability		475
Derivative assets	1,439
Price Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	330	36
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Impact On Net Earning (loss)	$ 163	$ 119